Note 13 - Commitments and Contingencies	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Loan commitments	$438,177	$405,426	$378,309
Letters of credit	72,332	75,963	78,866

	$510,509	$481,389	$457,175